SCHEDULE OF ESTIMATE FAIR VALUE OF STOCK OPTIONS (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Expected dividend yield	0.00%	0.00%
Weighted-average risk-free interest rate	0.25%	0.25%
Expected life of options	5 years
Minimum [Member]
Debt Instrument [Line Items]
Weighted-average risk-free interest rate	102.00%	133.00%
Expected life of options		5 years
Maximum [Member]
Debt Instrument [Line Items]
Weighted-average risk-free interest rate	207.00%	236.00%
Expected life of options		7 years